Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Cash and cash equivalents	$ 190,225	$ 225,277	$ 1,503,105
Accounts receivable, net	614,695	690,575	391,114
Prepaid expenses	312,706	165,736	24,569
Deferred finance costs, net	16,766	0
Other current assets	28,960	38,897	39,104
Total current assets	1,163,352	1,120,485	1,957,892
Other assets:
Property and equipment, net	136,844	152,434	140,918
Intangible assets, net	87,170	108,091	3,795
Security deposits	17,388	21,038	8,340
Total assets	1,404,754	1,402,048	2,110,945
Current liabilities:
Accounts payable	1,373,770	1,080,015	636,864
Accrued payroll	238,412	224,438	81,014
Deferred rent	1,645	10,830	0
Unearned revenue	1,139,355	1,132,794	1,097,466
Compound embedded derivative	124,022	0
Current portion of capital lease obligations	15,992	25,070	18,235
Current portion of notes payable	572,426	0	333,333
Total current liabilities	3,465,622	2,473,147	2,166,912
Capital lease obligations, less current portion	19,463	27,850	10,569
Deferred rent		0	9,220
Warrant liability	4,983	752,486	0
Total liabilities	3,490,068	3,253,483	2,186,701
Stockholders' deficit:
Preferred Stock	0	0
Common Stock	161	97	0
Additional paid-in capital	18,801,888	16,279,252	14,074,956
Accumulated deficit	(20,887,363)	(18,130,784)	(14,152,192)
Total stockholders’ deficit	(2,085,314)	(1,851,435)	(75,756)
Total liabilities and stockholders' deficit	1,404,754	1,402,048	2,110,945
Series A Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	76
Series A-1 Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	78
Series A-2 Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	1,226
Series A Common Stock [Member]
Stockholders' deficit:
Common Stock		0	50
Series B Non-Voting Common Stock [Member]
Stockholders' deficit:
Common Stock		0	50
IZEA, Inc. Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		$ 0	$ 0